Schedule of Net Operating Loss Carry Forward (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Percentage of tax reduction granted	100.00%
Reduction granted	$ 3,000	$ 6,000	$ 10,000